Related party transactions - Significant Related Party Transactions (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Zhuhai Daren [Member] CNY	Dec. 31, 2011 Zhuhai Daren [Member] CNY	Dec. 31, 2010 Zhuhai Daren [Member] CNY	Dec. 31, 2012 Xiaomi [Member] CNY	Dec. 31, 2012 Shanghang [Member] CNY	Dec. 31, 2011 Shanghang [Member] CNY	Dec. 31, 2010 Shanghang [Member] CNY	Dec. 31, 2012 Zhuhai Lequ [Member] CNY	Dec. 31, 2012 Chairman [Member] CNY
Related Party Transaction [Line Items]
Online game revenue sharing from Zhuhai Daren			7,547	4,451	1,683
Membership subscription fee revenue from Xiaomi						227
Bandwidth service provided by Shang hang							11,776	21,985	1,760
Interest-free loan				500	1,500					1,200
Repayment of interest-free loan			2,000							500
Disposal of a cost investment to the Chairman and Co-founder, who is also a director of the Company	401	2,500									1,000
Disposal of an equity investment to Xiaomi	$ 321	2,000				2,000